Victory Portfolios II

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

November 6, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios II

File Nos. 333-181176; 811-22696

Ladies and Gentlemen:

On behalf of Victory Portfolios II (the “Registrant”) with respect to each of the:

1.              VictoryShares US 500 Volatility Wtd ETF;

2.              VictoryShares US Small Cap Volatility Wtd ETF;

3.              VictoryShares International Volatility Wtd ETF;

4.              VictoryShares Emerging Market Volatility Wtd ETF;

5.              VictoryShares US Large Cap High Div Volatility Wtd ETF;

6.              VictoryShares US Small Cap High Div Volatility Wtd ETF;

7.              VictoryShares International High Div Volatility Wtd ETF;

8.              VictoryShares Emerging Market High Div Volatility Wtd ETF;

9.              VictoryShares US 500 Enhanced Volatility Wtd ETF;

10.       VictoryShares US EQ Income Enhanced Volatility Wtd ETF;

11.       VictoryShares US Discovery Enhanced Volatility Wtd ETF;

12.       VictoryShares Developed Enhanced Volatility Wtd ETF;

13.       VictoryShares US Multi-Factor Minimum Volatility ETF;

14.       VictoryShares Global Multi-Factor Minimum Volatility ETF;

15.       VictoryShares International Multi-Factor Minimum Volatility ETF;

16.       VictoryShares Dividend Accelerator ETF;

17.       VictoryShares Quality Growth ETF; and

18.       VictoryShares Quality Value ETF (each, a “Fund”)

and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to each Fund:

(i)             The form of prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 58 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(ii)          The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 26, 2017, Accession Number: 0001104659-17-063995.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Portfolios II

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President